Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents		$ 3,825,477	$ 11,206,220
Accounts receivable, net		295,683	194,856
Loan receivable, net		4,620,824	2,100,000
Security deposits - current		8,274	102,326
Prepaid expenses and other current assets		172,205	245,021
Deferred offering cost		112,748
Total Current Assets		9,035,211	13,848,423
NON-CURRENT ASSETS:
Security deposit - noncurrent		140,746	29,460
Property and equipment, net		184,423	267,433
Deposit for business acquisition		1,000,000
Operating lease right-of-use asset		1,055,127	442,185
Total Non-current Assets		2,380,296	739,078
Total Assets		11,415,507	14,587,501
CURRENT LIABILITIES:
Deferred revenue			123,434
Salary payable		372,980	276,356
Accrued liabilities and other payables		395,352	372,168
Operating lease liabilities, current		405,591	356,274
Total Current Liabilities		1,173,923	1,128,232
NON-CURRENT LIABILITIES:
Accrued liabilities, noncurrent		209,250
Operating lease liabilities, noncurrent		647,983	107,545
Total Non-current Liabilities		857,233	107,545
Total Liabilities		2,031,156	1,235,777
Commitments and Contingencies
SHAREHOLDERS’ EQUITY:
Common shares ($0.01 par value, 5,000,000,000 shares authorized, 5,145,041 and 3,137,001 shares issued and outstanding at December 31,2022 and 2021, respectively) *	[1]	51,451	31,370
Additional paid-in capital		31,727,407	29,884,600
Accumulated deficit		(22,253,030)	(16,607,654)
Accumulated other comprehensive income (loss)		(141,477)	43,408
Total Shareholders’ Equity		9,384,351	13,351,724
Total Liabilities and Shareholders’ Equity		$ 11,415,507	$ 14,587,501

[1]	After giving effect to the reverse stock split effected on July 13, 2022. Also see Note 13.